Income Taxes	12 Months Ended
Dec. 31, 2020
INCOME TAX
Income Taxes

(6)   Income Taxes

For the years ended December 31, 2020 and 2019, the Company incurred net operating losses and, accordingly, no current provision for income taxes has been recorded. Income tax expense for the year ended December 31, 2020 consisted of the following components:

Deferred income taxes:
Federal	$8,606
State	580
Total deferred income taxes	9,186
Total income tax expense	$9,186

For the year ended December 31, 2019, no deferred income tax benefit for income taxes was recorded due to the uncertainty of the realization of net deferred tax assets.

The reconciliation of the statutory federal income tax with the provision for income taxes are as follows for the years ended December 31:

	2020	2019
Loss before income taxes	$(17,438,519)	$(2,746,021)
Income tax benefit at U.S. Federal statutory rate	(3,662,089)	(576,664)
Permanent items	211,193	95,081
Change in valuation allowance	4,121,884	572,404
State income taxes, net of U.S. Federal income tax benefit	(661,802)	(90,821)
Income tax expense	$9,186	$—

The Company has considered the impact of state rate changes, apportionment weighting and state filing positions when determining its state effective tax rate. The Company adjusts its state effective tax rate for enacted law changes during the year.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income and for tax carryforwards. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$4,856,533	$812,183
Lease liabilities	15,679,593	39,604
Financing obligation	15,581,566	962,009
Other	19,607	3,811
	36,137,299	1,817,607
Valuation allowance	(4,921,773)	(799,889)
	31,215,526	1,017,718
Deferred tax liabilities:
Property and equipment	$(30,879,012)	$(982,871)
Operating lease right-of-use assets	(349,375)	(38,522)
	(31,228,387)	(1,021,393)
Net deferred tax liabilities	$(12,861)	$(3,675)

When realization of the deferred tax asset is more likely than not to occur, the benefit related to the deductible temporary differences attributable to operations is recognized as a reduction of income tax expense. Valuation allowances are provided against deferred tax assets when, based on all available evidence, it is considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. The Company cannot be certain that future taxable income will be sufficient to realize its deferred tax assets, and accordingly, a full valuation allowance has been provided on its net deferred tax assets as of December 31, 2020 and 2019. The valuation allowance increased $4,121,884 during the year ended December 31, 2020, primarily as a result of an increase in net operating loss carryforwards. The Company continues to monitor the need for a valuation allowance based on the sources of future taxable income.

At December 31, 2020, the Company has $19,477,629 of federal net operating loss carryforwards that have no expiration. The Company has $19,398,243 of state net operating loss carryforwards that have no expiration.

Under the provisions of the Internal Revenue Code, net operating loss and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss and tax credit carryforwards may be subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders by more than 50% over a three-year period, as defined in Sections 382 and 383 of the Internal Revenue Code and similar state provisions. The amount of the annual limitation is determined based on the value of the Company immediately before the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has not completed a study to assess whether a change of control has occurred or whether there have been multiple changes of control since the date of the Company’s formation and that there could be additional changes in control in the future. As a result, the Company is unable to estimate the effect of these limitations, if any, on the Company’s ability to utilize net operating losses in the future. A valuation allowance has been provided against the Company’s net operating and tax credit carryforwards and, if an adjustment is required, this adjustment would be offset by an adjustment to the deferred tax asset established for the net operating loss carryforward and the valuation allowance.

As of December 31, 2020 and 2019, the Company had no accrued uncertain tax positions or associated interest or penalties and no amounts have been recognized in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

The Company files income tax returns in the U.S. federal jurisdiction and state jurisdictions. The tax years since inception remain open and subject to examination by federal and state taxing authorities.